ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other current liabilities are as follows:

	As of September 30, 2025	As of March 31, 2026
	RMB	RMB	USD
Salary and welfare payable	410,514	277,822	40,276
Accrued liabilities to suppliers	194,166,070	242,920,386	35,216,061
Other tax payable	23,150,849	28,435,033	4,122,214
Supplier deposit for quality	2,678,737	1,822,850	264,258
Others	1,442,104	1,583,281	229,527
Total	221,848,274	275,039,372	39,872,336